Debt securities - Schedule of breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments
Financial assets	€ 243,203	€ 193,716	€ 163,853
Debt securities
Debt Instruments
Financial assets	243,203	193,716	163,853
Private fixed income
Debt Instruments
Financial assets	57,150	45,822	40,239
Private fixed income | Floating rate debt
Debt Instruments
Financial assets	15,376	12,397	8,081
Private fixed income | Fixed rate debt
Debt Instruments
Financial assets	22,221	17,083	20,048
Private fixed income | Securitised mortgage bonds
Debt Instruments
Financial assets	9,310	9,222	5,806
Private fixed income | Other asset-backed bonds
Debt Instruments
Financial assets	€ 10,243	€ 7,120	€ 6,304